Note 20. Variable Interest Entities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Current assets	$ 308.5	$ 274.1
Noncurrent assets	2,951.5	167.2
Total assets	3,260.0	441.3
Current liabilities	674.8	22.0
Noncurrent liabilities	1,430.9	275.4
Total liabilities	$ 2,105.7	$ 297.4